Offerings - Offering: 1	Mar. 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 12,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20